Accounts receivable, net	12 Months Ended
Dec. 31, 2013
Accounts receivable, net
Accounts receivable, net

7.     Accounts receivable, net

	December 31, 2012	December 31, 2013
	RMB	RMB
Accounts receivable, gross	110,286,428	197,715,605
Allowance for doubtful accounts:
Balance at beginning of year	—	—
Additional provision for bad debt	—	—
Write-offs	—	—
Disposal of film and television business	—	—

Balance at end of year	—	—

Accounts receivable, net	110,286,428	197,715,605

        Accounts receivable are mainly related to the sale of game cards to distributors, initial license fees, usage based royalty fees due from licensees and revenue sharing due from distribution channels.